Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories
6.	Inventories

Inventories consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Raw material	117,845	61,406
Work-in-process	2,690	2,999
Finished goods	102,784	67,150
Total	223,319	131,555

The Group recorded inventory write-down of RMB44,134, RMB49,485 and RMB35,406 for the years ended December 31, 2020, 2021 and 2022, respectively.